Related Party Transactions (Narrative) (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Disclosure of transactions between related parties [line items]
Marketing expenses	$ 508,609	$ 221,670
Due to related parties	0	0
CEO [Member]
Disclosure of transactions between related parties [line items]
Marketing expenses	127,000	61,329
Advanced to CEO	$ 12,995	$ 12,995